SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY

11. SHAREHOLDERS’ EQUITY

Authorized common stock, par value $1.00 per share, was 800 million shares at December 31, 2019, 2018 and 2017. Treasury stock is stated at cost. Dividends declared per share of common stock were $1.85 for 2019, $1.69 for 2018 and $1.52 for 2017.

The Company has 15 million shares, without par value, of authorized but unissued and undesignated preferred stock.

Share Repurchase Authorization

In February 2015, the Company’s Board of Directors authorized the repurchase of up to 20 million additional shares of its common stock, including shares to be repurchased under Rule 10b5-1. As of December 31, 2019, 6,805,010 shares remained to be repurchased under the Company’s repurchase authorization. The Company intends to repurchase all shares under its authorization, for which no expiration date has been established, in open market or privately negotiated transactions, subject to market conditions.

Accelerated Stock Repurchase (“ASR”) Agreements

In February 2017, the Company entered into an ASR agreement to repurchase $300 million of its common stock and received 2,077,224 shares of its common stock, which was approximately 85% of the total number of shares the Company expected to be repurchased under the ASR, based on the price of the Company’s common stock at that time. In connection with the final settlement of the ASR agreement in June 2017, the Company received an additional 286,620 shares of common stock. The final per share purchase price and the total number of shares to be repurchased was based on the volume-weighted average price of the Company’s common stock during the term of the agreement and all shares acquired were recorded as treasury stock.

During the open periods in 2017, the ASR was not dilutive to the Company’s earnings per share calculations, nor did it trigger the two-class earnings per share methodology. Additionally, the unsettled portion of ASR during the open periods met the criteria to be accounted for as a forward contract indexed to the Company’s stock and qualified as an equity transaction. The initial delivery of shares, as well as the additional receipt of shares at settlement resulted in a reduction to the Company’s common stock outstanding used to calculate earnings per share.

Share Repurchases

During 2019 and 2018, the Company reacquired 1,986,241 and 3,908,041 shares, respectively, of its common stock, of which 1,846,384 and 3,706,716, respectively, related to share repurchases through open market or private purchases, and 139,857 and 201,325, respectively, related to shares withheld for taxes on exercise of stock options and vesting of stock awards and units.